LOANS, FINANCING AND DEBENTURES - Relevant transactions entered into during the period (Details) R$ in Thousands, $ in Thousands	Jun. 29, 2020 BRL (R$)	Apr. 02, 2020 USD ($)	Feb. 14, 2020 USD ($)	Apr. 02, 2020 BRL (R$)	Feb. 14, 2020 BRL (R$)
Export Prepayment Agreements ("EPP") | Suzano Pulp and Paper Europe S.A., Suzano Austria GmbH and Fibria Overseas Finance Ltd | Transactions entered into during the period
LOANS, FINANCING AND DEBENTURES
Notional amount			$ 850,000		R$ 3,672,259
Debt instrument term			6 years
Debt instrument grace period			4 years
Interest rate			1.15%		1.15%
Interest rate basis			LIBOR 3M
Revolving credit facility | Suzano Pulp and Paper Europe S.A
LOANS, FINANCING AND DEBENTURES
Notional amount		$ 500,000		R$ 2,638,221
Interest rate		1.30%		1.30%
Interest rate basis		quarterly LIBOR
BNDES
LOANS, FINANCING AND DEBENTURES
Notional amount	R$ 400,000
Debt instrument term	124 months
Interest rate basis	Selic interest rate
BNDES | Transactions entered into during the period
LOANS, FINANCING AND DEBENTURES
Interest rate	1.96%